Summary of Furniture, Fixtures, and Equipment and Leasehold Improvements (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 4,456,991	$ 1,993,605
Less accumulated depreciation		(847,081)	(546,772)
Property plant and equipment net	7,859,000	3,609,910	1,446,833
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		2,502,390	806,651
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		1,650,540	941,346
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 304,061	$ 245,608